Unaudited Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue:
Revenue	$ 128,250	$ 165,975	$ 408,099	$ 544,033	$ 692,199	$ 873,645	$ 863,582
Cost of revenue:
Cost of revenue	53,219	61,309	158,984	259,081	322,626	328,662	249,707
Gross profit	75,031	104,666	249,115	284,952	369,573	544,983	613,875
Operating expenses:
Selling and marketing	69,127	93,145	222,195	286,213	359,987	548,130	464,000
Enterprise technology and development	18,879	25,686	56,625	83,516	104,363	119,915	93,036
General and administrative	14,759	19,532	44,362	59,189	78,426	79,682	64,818
Restructuring	1,270	1,492	6,550	10,047	10,047	(320)	(1,677)
Impairment of goodwill and intangible assets					19,907	94,894
Impairment of intangible assets		1,000		1,000
Total operating expenses	104,035	140,855	329,732	439,965	572,730	842,301	620,177
Operating loss	(29,004)	(36,189)	(80,617)	(155,013)	(203,157)	(297,318)	(6,302)
Other income (expense):
Loss on partial debt extinguishment	(3,168)		(3,168)
Change in fair value of warrant liabilities	1,072	2,362	1,504	4,696	8,322	50,729
Interest expense	(2,074)	(1,152)	(6,773)	(1,174)	(3,368)	(536)	(527)
Other income, net	571	571	1,551	696	958	3,204	666
Loss before income taxes	(32,603)	(34,408)	(87,503)	(150,795)	(197,245)	(243,921)	(6,163)
Income tax (provision) benefit	(63)	549	(99)	1,536	3,053	15,539	(15,269)
Net loss	$ (32,666)	$ (33,859)	$ (87,602)	$ (149,259)	$ (194,192)	$ (228,382)	$ (21,432)
Net loss per common share, basic	$ (5.29)	$ (5.5)	$ (14.09)	$ (24.3)	$ (31.58)	$ (41.47)	$ (4.47)
Net loss per common share, diluted	$ (5.29)	$ (5.5)	$ (14.09)	$ (24.3)	$ (31.58)	$ (41.47)	$ (4.47)
Weighted-average common shares outstanding- basic	6,178,622	6,158,987	6,215,874	6,143,563	6,149,784	5,507,175	4,790,802
Weighted-average common shares outstanding- diluted	6,178,622	6,158,987	6,215,874	6,143,563	6,149,784	5,507,175	4,790,802
Digital [Member]
Revenue:
Revenue	$ 64,339	$ 72,228	$ 194,326	$ 231,988	$ 300,673	$ 365,412	$ 334,804
Cost of revenue:
Cost of revenue	16,429	16,078	47,732	50,909	66,419	48,312	38,285
Nutrition And Other [Member]
Revenue:
Revenue	58,981	90,416	197,729	278,596	353,331	465,495	528,778
Cost of revenue:
Cost of revenue	26,699	40,486	84,940	127,262	164,753	213,307	$ 211,422
Connected Fitness [Member]
Revenue:
Revenue	4,930	3,331	16,044	33,449	38,195	42,738
Cost of revenue:
Cost of revenue	$ 10,091	$ 4,745	$ 26,312	$ 80,910	$ 91,454	$ 67,043